General and Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative expenses
Schedule of general and administrative expenses

For the year ended December 31,	2025	2024	2023
Employee costs	8,466,935	7,665,227	5,816,591
Directors’ fees and expenses	1,029,845	1,200,219	906,598
Professional fees	1,909,549	1,625,369	2,032,332
Other expenses	198,571	420,047	1,177,852
Total	11,604,900	10,910,862	9,933,373